Fair value (Details 1) (Fair Value, Measurements, Nonrecurring [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Lived Assets Held-for-sale, Description	43781	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Lived Assets Held-for-sale, Description	43781	0